Transactions and Balances with Related Parties (Details) - Schedule of Balances with Related Parties - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Key management personnel [Member]
Schedule of Balances with Related Parties [Line Items]
Current assets
Non-current assets
Current liabilities	95	70
Other related parties [Member]
Schedule of Balances with Related Parties [Line Items]
Current assets	121
Non-current assets	108
Current liabilities		$ 55